Tax Expense	12 Months Ended
Jun. 30, 2023
Tax Expense [Abstract]
Tax Expense

19. TAX EXPENSE

	For the year ended
	30 June 2023	30 June 2022
	RM	RM

Income tax
- Current year provision	131,368	6,079,034
- (Over)/Underprovision in prior year	(6,010,761)	633
	(5,879,393)	6,079,667
Deferred tax (Note 14)
- Relating to origination and reversal of temporary differences	258,229	8,667,787
- (Over)/Underprovision in prior year	(23,058)	161,926
	235,171	8,829,713
	(5,644,222)	14,909,380

Malaysian income tax is calculated at the statutory tax rate of 24% (30.06.2022: 24%) of the estimated taxable profit for the fiscal year.

Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:

	For the year ended
	30 June 2023	30 June 2022
	RM	RM

Profit before tax (“PBT”)	21,893,003	88,292,402

Tax at Malaysian statutory rate of 24% (30.06.2022: 24%)	(5,254,321)	(21,190,182)

Tax effects in respect of:
Non-allowable expenses	(1,024,330)	(1,199,536)
Non-taxable income	2,524	22,721
Deferred tax assets not recognized	(2,205,090)	-
Changes in unrecognized temporary differences	(13,288,607)	7,620,170
Tax exempt income	21,334,568	-
Utilisation of unrecognized deferred tax assets	45,659	-
	(389,597)	(14,746,827)

Under provision in prior years:
Income tax	6,010,761	(633)
Deferred tax (Note 13)	23,058	(161,920)
Tax expense	5,644,222	(14,909,380)